LEASE LIABILITY (Details Narrative)	9 Months Ended
Sep. 30, 2022
Lease Liability
Depreciation Lease Liability	The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%